Financial instruments by category (Details 3) - Theoretical Price [Member] - Level 3 [Member]	12 Months Ended
Jun. 30, 2025
Statement [Line Items]
Description	Purchase option – Warrant (Others)
Pricing model / method	Black & Scholes with dilution
Parameters	Underlying asset price and volatility